11. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Ronald W. Pickett [Member]
Term	3 years; renewable for 1 year on mutual consent
Salary	$ 200,000
Bonus	Board Discretionary
Severance	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle [Member]
Term	3 years; renewable for 1 year on mutual consent
Salary	175,000
Bonus	Board Discretionary
Severance	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb [Member]
Term	3 years; renewable for 1 year on mutual consent
Salary	$ 60,000
Bonus	Board Discretionary
Severance	Twelve (12) months salary and benefits for termination without cause.